Leases - operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease cost
Operating lease cost	¥ 15,481	¥ 15,306
Short-term lease cost	572	675
Total	¥ 16,053	¥ 15,981